PROPERTY AND EQUIPMENT (Details) - Schedule of Property, Plant, and Equipment - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Property, Plant, and Equipment [Abstract]
Land		$ 812,340	$ 812,340
Buildings		871,767	871,767
Leasehold improvements		41,534	41,534
Furniture, fixtures and equipment		107,741	66,044
		1,833,382	1,791,685
Less: Accumulated depreciation		(118,579)	(66,417)
	$ 1,706,035	$ 1,714,803	$ 1,725,268